Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 22:-	SUBSEQUENT EVENTS

On January 1, 2020 the Company increased its equity interest from 60% to 80.05% in Roshtov Software Industries Ltd ("Roshtov"), an Israeli-based software company and a market leader in Israel for ambulator patient record information systems, for a total cash consideration of approximately $ 15,000, paid upon closing.

The Company and Roshtov two minority shareholders hold a mutual Call and Put options respectively for the remaining 19.95% interest in Roshtov.

On April 15, 2020 the Company increased its equity interest from 70% to 80.2% in Comblack IT Ltd. ("Comblack"), an Israeli-based company that specializes in software professional and outsource management services for mainframes and complex large-scale environments, for a total cash consideration of  approximately $ 3,600, of which an amount of $ 3,000 was paid upon closing and the remaining will be paid over a period of up to 18 months. The consideration may be subject to further adjustment (upward or downward) based on Comblack operational performance in 2020 and 2021.